Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Compensation [Abstract]
Schedule of Restricted Shares Activities

The following table summarized the Company’s restricted share activities under the 2022 Plan:

	Number of nonvested restricted shares	Weighted average fair value per ordinary share at the grant dates
Outstanding as of December 31, 2024	-	$-

Granted	51,487,074	$1.30
Vested	(21,166,544)	$1.39
Forfeited	-	$-

Outstanding as of December 31, 2025	30,320,530	$1.24
	Number of nonvested restricted shares	Weighted average fair value per ordinary share at the grant dates
Outstanding as of December 31, 2024	-	$-

Granted	7,601,103	$1.39
Vested	(5,016,727)	$1.39
Forfeited	-	$-

Outstanding as of December 31, 2025	2,584,376	$1.39